INCOME TAXES (Tables)	3 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Tax Rates
Federal statutory rate	34%
Effect of state income taxes	4%
Increase in valuation allowance	(38%)
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